Restricted cash	12 Months Ended
Dec. 31, 2019
Restricted cash
Restricted cash

6.    Restricted cash

Components of restricted cash as of December 31, 2018 and 2019 are as follows:

	2018	2019
	RMB	RMB

Time deposits pledged for bank borrowings	3,869,699	1,561,907
Cash deposits pledged for asset-backed securitization debt	371,042	142,986
Guarantee funds	537,288	1,370,348
Cash pledged for bank notes	12,370	7,600
Others	—	168,403

	4,790,399	3,251,244